Share Repurchase Program - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 08, 2012	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase aggregate amount	$ 30.0	$ 100.0
Stock repurchase program, period	18 months
Stock repurchase program, repurchased in open market			$ 1.2	$ 30.0
Minimum
Stock Repurchase Program [Line Items]
Stock repurchase program, period		18 months
Maximum
Stock Repurchase Program [Line Items]
Stock repurchase program, period		24 months
ADSs
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase aggregate ADS			61,285	2,138,993
Ordinary
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase aggregate ordinary shares			490,280	17,111,944